Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Mr. Peter Gray
Related Party Transaction [Line Items]
Related party transaction amounts	$ 350,000	€ 265,000
Term of agreement	2 years	2 years
Related party agreement beginning date	Aug. 01, 2012	Aug. 01, 2012
Subsidiaries | GW Pharmaceuticals Plc
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 221,000
Subsidiaries | Backlog Awards | GW Pharmaceuticals Plc
Related Party Transaction [Line Items]
Due to related parties	88,000
Subsidiaries | Dignity Sciences Limited
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 100,000		$ 300,000